Risk Management - Disclosure of functional currency of the operation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of risk management strategy related to hedge accounting [line items]
Financial instrument which hedge net investments	£ 12,200	£ 12,300
Foreign exchange risk
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	39,381	40,895
Borrowings which hedge the net investments	(8,507)	(8,368)
Derivatives which hedge the net investments	(3,733)	(3,888)
Structural currency exposures pre- economic hedges	27,141	28,639
Economic hedges	(8,108)	(8,938)
Remaining structural currency exposures	19,033	19,701
Decrease in structural currency exposures, net of hedging instruments	700
Decrease in foreign currency net investments	1,500
Increase (decrease) in financial instruments which hedge net investments, hedges	(100)
USD
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	26,199	27,523
Borrowings which hedge the net investments	(5,733)	(5,973)
Derivatives which hedge the net investments	(2,168)	(2,086)
Structural currency exposures pre- economic hedges	18,298	19,464
Economic hedges	(7,326)	(8,376)
Remaining structural currency exposures	10,972	11,088
Increase (decrease) in financial instruments which hedge net investments, hedges	(1,300)
EUR
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	9,521	9,673
Borrowings which hedge the net investments	(2,600)	(2,395)
Derivatives which hedge the net investments	0	(3)
Structural currency exposures pre- economic hedges	6,921	7,275
Economic hedges	(277)	(283)
Remaining structural currency exposures	6,644	6,992
Increase (decrease) in financial instruments which hedge net investments, hedges	(100)
JPY
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	701	689
Borrowings which hedge the net investments	(174)	0
Derivatives which hedge the net investments	0	(197)
Structural currency exposures pre- economic hedges	527	492
Economic hedges	0	0
Remaining structural currency exposures	527	492
Other
Disclosure of risk management strategy related to hedge accounting [line items]
Foreign currency net investments	2,960	3,010
Borrowings which hedge the net investments	0	0
Derivatives which hedge the net investments	(1,565)	(1,602)
Structural currency exposures pre- economic hedges	1,395	1,408
Economic hedges	(505)	(279)
Remaining structural currency exposures	890	£ 1,129
Increase (decrease) in financial instruments which hedge net investments, hedges	£ 100